STOCKHOLDERS' DEFICIT - Common stock reserved for future issuance (Details)	Dec. 31, 2024 shares
Class of Stock
Number of shares reserved for future issuance	15,654,828
Legacy Options
Class of Stock
Number of shares reserved for future issuance	473,929
2023 Equity Incentive Plan
Class of Stock
Number of shares reserved for future issuance	2,113,405
Warrants
Class of Stock
Number of shares reserved for future issuance	77,494
Public Warrants
Class of Stock
Number of shares reserved for future issuance	9,200,000
Private placement warrants
Class of Stock
Number of shares reserved for future issuance	3,040,000
July 2024 Warrants
Class of Stock
Number of shares reserved for future issuance	750,000